Note 7 - Long-term Debt and Notes Payable (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Jul. 24, 2020
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Prime Rate [Member]	Prime Rate [Member]
Loans Payable, Noncurrent	$ 0	$ 2,570,791
Long-Term Debt, Maturity, Year One	2,570,793
Long-Term Debt, Maturity, Year Two	$ 5,624,816
Revolving Credit Facility [Member] | North Mill Capital LLC [Member]
Debt Instrument, Interest Rate, Effective Percentage	8.50%	9.50%	4.75%
Line of Credit Facility, Percent of Eligible Accounts	85.00%
Line of Credit Facility, Percent of Eligible Inventory	35.00%
Line of Credit Facility, Additional Capacity for Advances	$ 7,000,000
Line of Credit Facility, Maximum Percentage of Outstanding Eligible Accounts Loan Value	100.00%
Line of Credit Facility, Maximum Borrowing Capacity	$ 18,000,000
Debt Instrument, Basis Spread on Variable Rate	1.50%
Long-Term Line of Credit	$ 5,600,000	$ 8,300,000
Line of Credit Facility, Remaining Borrowing Capacity	4,700,000	$ 3,200,000
Revolving Credit Facility [Member] | SLR Business Credit [Member]
Line of Credit Facility, Restricted Capacity for Advances	$ 1,150,000
Maximum [Member] | Revolving Credit Facility [Member] | North Mill Capital LLC [Member]
Debt Instrument, Interest Rate, Effective Percentage			6.00%
Virginia Real Estate Loan [Member]
Debt Instrument, Amortization Period	240 months
Debt Instrument, Interest Rate, Effective Percentage	7.00%	8.00%
Loans Payable, Noncurrent	$ 2,600,000	$ 2,600,000
Virginia Real Estate Loan [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage	8.50%